Commitment and Contingencies - Additional Information (Details) € in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2009	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Operating lease commencement	2019-06
Operating lease expiration	2025-08
Total lease payments			$ 1,923,000		$ 1,923,000
Operating lease right-of-use assets			1,725,000		1,725,000			$ 2,016,000
Short-term lease liabilities			550,000		550,000			541,000
Long-term lease liabilities			1,222,000		1,222,000			$ 1,519,000
Operating lease expense			$ 200,000	$ 200,000	$ 300,000	$ 300,000
Operating lease remaining lease terms			3 years 2 months 12 days		3 years 2 months 12 days		3 years 2 months 12 days	3 years 8 months 12 days
Operating lease weighted average discount rate, percent			5.90%		5.90%		5.90%
Other long-term liabilities			$ 5,908,000		$ 5,908,000			$ 5,588,000
Office space located in Boston
Loss Contingencies [Line Items]
Total lease payments	$ 3,200,000
Research and Development Tax credits
Loss Contingencies [Line Items]
Other long-term liabilities			2,800,000		$ 2,800,000			$ 3,000,000.0
PureTech | Royalty and Sublicense Income Agreement
Loss Contingencies [Line Items]
Royalty payment required percentage		2.00%
One S.r.l [Member] | Amended And Restated Master Agreement
Loss Contingencies [Line Items]
Percentage of royalty					2.00%
Payments to be made upon the achievement of certain milestones			$ 18,300,000		$ 18,300,000		€ 17.5